Leases - Expected future payments relating to the Company's operating and finance lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022
Operating Leases
Nine months ending December 31, 2022	$ 2,771
2023	3,073
2024	2,284
2025	1,681
Total lease payments	9,809
Less imputed interest	(1,253)
Total	8,556	$ 9,400
Finance Leases
Nine months ending December 31, 2022	1,441
2023	1,003
2024	401
2025	154
Total lease payments	2,999
Total	$ 2,999